Employee Future Benefits - Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans [member]
Disclosure of fair value of plan assets [Line Items]
Total	$ 3,706.0	$ 3,722.0
Retiree welfare plans [Member]
Disclosure of fair value of plan assets [Line Items]
Total	526.0	523.0
U.S. plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	1.4	1.2
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Total	$ 2,521.0	$ 2,581.0
Percentage of fair value measurements	100.00%	100.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 1,437.0	$ 1,509.0
Percentage of fair value measurements	57.00%	58.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 28.0	$ 35.0
Percentage of fair value measurements	1.00%	1.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 315.0	$ 377.0
Percentage of fair value measurements	13.00%	15.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 741.0	$ 660.0
Percentage of fair value measurements	29.00%	26.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Total	$ 526.0	$ 523.0
Percentage of fair value measurements	100.00%	100.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 448.0	$ 445.0
Percentage of fair value measurements	85.00%	85.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 25.0	$ 22.0
Percentage of fair value measurements	5.00%	4.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 39.0	$ 41.0
Percentage of fair value measurements	7.00%	8.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 14.0	$ 15.0
Percentage of fair value measurements	3.00%	3.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Total	$ 1,185.0	$ 1,141.0
Percentage of fair value measurements	100.00%	100.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 974.0	$ 898.0
Percentage of fair value measurements	82.00%	79.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 15.0	$ 9.0
Percentage of fair value measurements	1.00%	1.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 195.0	$ 233.0
Percentage of fair value measurements	17.00%	20.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 1.0	$ 1.0
Percentage of fair value measurements	0.00%	0.00%